Non-Life – Claims Net of Reinsurance Ceded (Details) - Non-Life - Claims Net of Reinsurance Ceded [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Claims Gross Reinsurance Year Claims Were Notified Until 2012 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	R$ (2,982,604)
Year claims were notified - 2013 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	10,796
Year claims were notified - 2014 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	15,590
Year claims were notified - 2015 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	30,477
Year claims were notified - 2016 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	23,363
Year claims were notified - 2017 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	25,538
Year claims were notified - 2018 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	36,498
Year claims were notified - 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	62,396
Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	64,190
Claims Gross Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	127,417
Claims Gross Reinsurance Year Claims Were Notified 2022 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	1,021,574
Year claims were notified - Total [Member]
IfrsStatementLineItems [Line Items]
Estimate of claims on the reporting date (2020)	38,517,136
Payments of claims	(37,066,841)
Outstanding Claims	1,450,295
Claims Gross Reinsurance Year Claims Were Notified Until 2013 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(2,890,367)
Claims Gross Reinsurance Year Claims Were Notified Until 2014 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,549,620)
Claims Gross Reinsurance Year Claims Were Notified Until 2015 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,913,293)
Claims Gross Reinsurance Year Claims Were Notified Until 2016 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,803,326)
Claims Gross Reinsurance Year Claims Were Notified Until 2017 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,685,672)
Claims Gross Reinsurance Year Claims Were Notified Until 2018 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,384,305)
Claims Gross Reinsurance Year Claims Were Notified Until 2019 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(2,806,105)
Claims Gross Reinsurance Year Claims Were Notified Until 2020 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(2,366,464)
Claims Gross Reinsurance Year Claims Were Notified Until 2021 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,855,000)
Claims Gross Reinsurance Year Claims Were Notified Until 2022 [Member]
IfrsStatementLineItems [Line Items]
Payments of claims	(3,830,085)
Year claims were notified - 2012 [Member]
IfrsStatementLineItems [Line Items]
Outstanding Claims	32,456
Ten Years After Notification [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2012 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,015,060
Nine Years After Notification [Member] | Year claims were notified - 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,901,163
Eight years after notification [Member] | Year claims were notified - 2014 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,565,210
Seven years after notification [Member] | Year claims were notified - 2015 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,943,770
Six years after notification [Member] | Year claims were notified - 2016 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,826,689
Five years after notification [Member] | Year claims were notified - 2017 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,711,210
Four years after notification [Member] | Year claims were notified - 2018 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,420,803
Three years after notification [Member] | Year claims were notified - 2019 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,868,501
Two years after notification [Member] | Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,430,654
One year after notification [Member] | Claims Gross Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,982,417
In the year after notification [Member] | Claims Gross Reinsurance Year Claims Were Notified 2022 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,851,659
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,022,457
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,021,084
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,738,619
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,044,061
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,920,176
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,676,482
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,393,439
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,272,217
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,340,749
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,936,449
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2022 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	4,851,659
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,908,173
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,849,909
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,516,057
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,929,714
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,789,359
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,698,248
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,384,216
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,830,565
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,416,594
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,982,417
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,915,173
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,832,016
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,534,208
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,898,947
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,802,213
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,714,749
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,388,620
Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Two Year After Notification [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,861,335
Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Two Year After Notification [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,430,654
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,927,529
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,874,862
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,525,610
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,920,278
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,813,476
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,694,864
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,415,914
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,868,501
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,957,403
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,868,888
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,539,001
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,932,723
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,808,035
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,702,483
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,420,803
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,963,901
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,884,539
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,550,642
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,925,687
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,822,974
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,711,210
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,978,029
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,893,423
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,554,010
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,934,139
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,826,689
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,983,500
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,894,891
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,564,844
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,943,770
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,981,996
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,897,755
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	3,565,210
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,990,314
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	2,901,163
Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Ten Years After Notification [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	R$ 3,015,060